Distribution Date:	08/15/25	Wells Fargo Commercial Mortgage Trust 2015-C26
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Midland Loan Services
Mortgage Loan Detail (Part 1)	15		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 2)	16		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989CAU5	1.454000%	69,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989CAV3	2.663000%	37,759,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989CAW1	2.910000%	198,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989CAX9	3.166000%	279,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989CAY7	2.991000%	88,249,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989CAZ4	3.580000%	76,966,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.00%
B	94989CBC4	3.783000%	42,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.63%
C	94989CBD2	4.071000%	49,306,000.00	6,158,517.33	108,222.59	20,892.77	0.00	0.00	129,115.36	6,050,294.74	88.85%	12.50%
D	94989CAG6	3.586000%	46,901,000.00	46,901,000.00	0.00	97,960.18	0.00	0.00	97,960.18	46,901,000.00	2.46%	7.63%
E	94989CAJ0	3.250000%	19,242,000.00	1,334,897.22	0.00	0.00	0.00	0.00	0.00	1,334,897.22	0.00%	5.63%
F	94989CAL5	3.250000%	9,620,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.63%
G	94989CAN1	3.250000%	44,496,709.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989CAS0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989CAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,069,711.00	54,394,414.55	108,222.59	118,852.95	0.00	0.00	227,075.54	54,286,191.96

X-A	94989CBA8	4.346309%	750,414,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989CBB6	0.704016%	138,297,000.00	53,059,517.33	0.00	31,128.96	0.00	0.00	31,128.96	52,951,294.74
X-C	94989CAA9	1.096309%	19,242,000.00	1,334,897.22	0.00	1,219.55	0.00	0.00	1,219.55	1,334,897.22
X-D	94989CAC5	4.346309%	9,620,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989CAE1	4.346309%	44,496,709.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			962,069,709.00	54,394,414.55	0.00	32,348.51	0.00	0.00	32,348.51	54,286,191.96

Deal Distribution Total					108,222.59	151,201.46	0.00	0.00	259,424.05

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989CAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989CAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989CAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989CAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989CAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989CBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989CBD2	124.90401432	2.19491725	0.42373687	0.00000000	0.00000000	0.00000000	0.00000000	2.61865412	122.70909707
D	94989CAG6	1,000.00000000	0.00000000	2.08865866	0.89967485	13.79742266	0.00000000	0.00000000	2.08865866	1,000.00000000
E	94989CAJ0	69.37414094	0.00000000	0.00000000	0.18788847	8.67051918	0.00000000	0.00000000	0.00000000	69.37414094
F	94989CAL5	0.00000000	0.00000000	0.00000000	0.00000000	5.41666736	0.00000000	0.00000000	0.00000000	0.00000000
G	94989CAN1	0.00000000	0.00000000	0.00000000	0.00000000	18.59697174	0.00000000	0.00000000	0.00000000	0.00000000
V	94989CAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989CAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989CBB6	383.66354534	0.00000000	0.22508775	0.00000000	0.00000000	0.00000000	0.00000000	0.22508775	382.88100783
X-C	94989CAA9	69.37414094	0.00000000	0.06337959	0.00000000	0.00000000	0.00000000	0.00000000	0.06337959	69.37414094
X-D	94989CAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989CAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/25 - 07/30/25	30	0.00	31,128.96	0.00	31,128.96	0.00	0.00	0.00	31,128.96	0.00
X-C	07/01/25 - 07/30/25	30	0.00	1,219.55	0.00	1,219.55	0.00	0.00	0.00	1,219.55	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/25 - 07/30/25	30	0.00	20,892.77	0.00	20,892.77	0.00	0.00	0.00	20,892.77	0.00
D	07/01/25 - 07/30/25	30	604,917.27	140,155.82	0.00	140,155.82	42,195.65	0.00	0.00	97,960.18	647,112.92
E	07/01/25 - 07/30/25	30	163,222.78	3,615.35	0.00	3,615.35	3,615.35	0.00	0.00	0.00	166,838.13
F	N/A	N/A	52,108.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52,108.34
G	N/A	N/A	827,504.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	827,504.04
Totals			1,647,752.43	197,012.45	0.00	197,012.45	45,811.00	0.00	0.00	151,201.46	1,693,563.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989CAZ4	N/A	76,966,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989CBC4	N/A	42,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989CBD2	4.071000%	49,306,000.00	6,158,517.33	108,222.59	20,892.77	0.00	0.00	129,115.36	6,050,294.74
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,362,000.03	6,158,517.33	108,222.59	20,892.77	0.00	0.00	129,115.36	6,050,294.74

Exchangeable Certificate Details
PEX	94989CBE0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	259,424.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	200,144.32	Master Servicing Fee	2,759.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	10.15
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	23.42
ARD Interest	0.00	Trust Advisor Fee	128.81
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	200,144.32	Total Fees	3,131.87

Principal		Expenses/Reimbursements
Scheduled Principal	108,222.59	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,650.14
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,670.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	23,490.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	108,222.59	Total Expenses/Reimbursements	45,811.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	151,201.46
Excess Liquidation Proceeds	0.00	Principal Distribution	108,222.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	259,424.05
Total Funds Collected	308,366.91	Total Funds Distributed	308,366.92

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	54,394,414.55	54,394,414.55	Beginning Certificate Balance	54,394,414.55
(-) Scheduled Principal Collections	108,222.59	108,222.59	(-) Principal Distributions	108,222.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	54,286,191.96	54,286,191.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	54,532,922.66	54,532,922.66	Ending Certificate Balance	54,286,191.96
Ending Actual Collateral Balance	54,413,478.87	54,413,478.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	4,528,945.63	8.34%	(6)	4.8000	0.966972
1,000,001 to 2,000,000	1	1,611,259.47	2.97%	(6)	4.8000	0.903000	1.31 to 1.40	1	23,805,601.65	43.85%	(7)	4.3100	1.353600
2,000,001 to 3,000,000	2	5,524,636.71	10.18%	(7)	4.5641	1.480217	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	23,344,694.13	43.00%	(6)	4.1300	1.848600
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	1	2,606,950.55	4.80%	(8)	4.3000	2.015100
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	47,150,295.78	86.86%	(7)	4.2209	1.598681	Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
30,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	23,344,694.13	43.00%	(6)	4.1300	1.848600
							Multi-Family	2	4,528,945.63	8.34%	(6)	4.8000	0.966972
New York	1	23,805,601.65	43.85%	(7)	4.3100	1.353600
							Retail	3	49,757,246.33	91.66%	(7)	4.2250	1.620498
Ohio	3	7,135,896.18	13.14%	(7)	4.6173	1.349884
							Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	23,344,694.13	43.00%	(6)	4.1300	1.848600	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	26,412,552.20	48.65%	(7)	4.3090	1.418891	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
	4.751% to 5.000%	2	4,528,945.63	8.34%	(6)	4.8000	0.966972	Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.751% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	54,286,191.96	100.00%	(7)	4.2730	1.565976	113 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	114 months to 240 months	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	54,286,191.96	100.00%	(7)	4.2730	1.565976			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	54,286,191.96	100.00%	(7)	4.2730	1.565976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	303220007	RT	Roseville	CA	Actual/360	4.130%	83,209.78	52,573.50	0.00	N/A	02/01/25	--	23,397,267.63	23,344,694.13	07/01/25
8	303220008	RT	Poughkeepsie	NY	Actual/360	4.310%	88,509.36	42,440.40	0.00	N/A	01/01/25	--	23,848,042.05	23,805,601.65	07/01/25
75	301741031	MF	Cleveland	OH	Actual/360	4.800%	12,082.48	5,493.81	0.00	N/A	02/06/25	--	2,923,179.97	2,917,686.16	05/06/25
79	410926223	RT	Columbus	OH	Actual/360	4.300%	9,670.29	4,680.98	0.00	N/A	12/11/24	--	2,611,631.53	2,606,950.55	08/11/25
87	301741030	MF	Cleveland	OH	Actual/360	4.800%	6,672.41	3,033.90	0.00	N/A	02/06/25	--	1,614,293.37	1,611,259.47	03/06/25
Totals							200,144.32	108,222.59	0.00				54,394,414.55	54,286,191.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	3,706,180.00	794,532.00	01/01/25	03/31/25	07/11/25	0.00	0.00	134,572.05	134,572.05	0.00	0.00
8	2,227,168.82	2,328,697.00	04/01/24	03/31/25	08/11/25	0.00	0.00	129,715.67	129,715.67	0.00	0.00
75	239,417.10	162,655.61	01/01/24	09/30/24	06/11/25	733,621.80	0.00	17,380.08	52,204.92	0.00	0.00
79	348,480.00	261,360.00	01/01/24	09/30/24	05/12/25	756,569.57	0.00	0.00	0.00	0.00	0.00
87	243,034.18	81,314.37	01/01/24	09/30/24	06/11/25	405,134.41	1,650.14	7,947.81	46,399.29	0.00	0.00
Totals	6,764,280.10	3,628,558.98				1,895,325.78	1,650.14	289,615.61	362,891.93	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	0	0.00	1	23,805,601.65	0	0.00	0	0.00	0	0.00	0	0.00	4.272994%	3.956130%	(7)
07/17/25	0	0.00	0	0.00	0	0.00	2	23,848,042.05	0	0.00	0	0.00	0	0.00	1	3,209,846.95	4.272969%	3.956106%	(6)
06/17/25	0	0.00	0	0.00	0	0.00	1	3,218,002.66	0	0.00	0	0.00	0	0.00	0	0.00	4.293965%	3.979270%	(5)
05/16/25	0	0.00	0	0.00	0	0.00	1	3,225,711.84	0	0.00	0	0.00	0	0.00	0	0.00	4.293951%	3.979257%	(4)
04/17/25	0	0.00	0	0.00	0	0.00	1	3,233,806.31	0	0.00	0	0.00	0	0.00	2	14,423,537.31	4.293937%	3.979244%	(3)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	17,463,633.11	4.353623%	4.143388%	(1)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424270%	4.215827%	(1)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,171,855.46	4.453135%	4.356164%	1
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	59,411,174.82	4.358036%	4.313203%	1
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	38,450,282.98	4.328607%	4.285651%	2
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	75,391,449.29	4.354914%	4.309697%	3
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,120,879.46	4.358335%	4.311807%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303220007	07/01/25	0	5	134,572.05	134,572.05	379.35	23,397,267.63	04/04/25	11
8	303220008	07/01/25	0	5	129,715.67	129,715.67	39,914.82	23,848,042.05	01/08/25	11		03/13/25
75	301741031	05/06/25	2	5	17,380.08	52,204.92	0.00	2,934,487.19	04/04/25	98
87	301741030	03/06/25	4	5	7,947.81	46,399.29	0.00	1,626,731.45	04/04/25	13
Totals					289,615.61	362,891.93	40,294.17	51,806,528.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		54,286,192	2,606,951	27,873,640		23,805,602
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	54,286,192	49,757,246	0	2,917,686	1,611,259	0
Jul-25	54,394,415	47,245,310	0	2,923,180	4,225,925	0
Jun-25	57,726,690	47,345,511	0	0	7,163,176	3,218,003
May-25	57,841,809	23,504,528	0	0	31,111,569	3,225,712
Apr-25	57,963,392	23,980,113	0	0	30,749,472	3,233,806
Mar-25	72,538,245	23,611,041	0	0	48,927,204	0
Feb-25	90,226,651	0	0	0	90,226,651	0
Jan-25	134,558,887	88,031,239	0	0	46,527,648	0
Dec-24	267,631,471	264,986,006	0	0	2,645,465	0
Nov-24	381,783,977	381,783,977	0	0	0	0
Oct-24	479,693,895	479,693,895	0	0	0	0
Sep-24	595,043,014	595,043,014	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303220007	23,344,694.13	23,397,267.63	57,300,000.00	05/23/25	753,065.00	1.84860	03/31/25	02/01/25	233
8	303220008	23,805,601.65	23,848,042.05	37,000,000.00	04/01/25	2,127,079.00	1.35360	03/31/25	01/01/25	233
75	301741031	2,917,686.16	2,934,487.19	4,550,000.00	11/25/14	158,551.61	1.00230	09/30/24	02/06/25	233
79	410926223	2,606,950.55	2,606,950.55	2,100,000.00	04/10/25	260,273.25	2.01510	09/30/24	12/11/24	233
87	301741030	1,611,259.47	1,626,731.45	2,550,000.00	11/25/14	78,891.87	0.90300	09/30/24	02/06/25	233
Totals		54,286,191.96	54,413,478.87	103,500,000.00		3,377,860.73

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303220007	RT	CA	04/04/25	11

7/28/2025: Roseville Square is a 218,309 SF grocer-anchored shopping center located in Roseville, CA. The property consists of seven (7) parcels at the NW corner of Douglas Blvd and Harding Blvd, just west of the I-80 interchange. The subject improvements were constructed in the 1960s and have been renovated over time. Loan was transferred to Special Servicing on 4/1/25 after a 60 forbearance and due to the Maturity Date default on 2/1/25. Loan is due for the 8/1/25 pmt. NOD dated 4/23/25. Borrower has executed a prenegotiation letter and legal has been engaged. Inspection performed and appraisal reviewed. Borrower hasn't responded to requests for cash management installation. Foreclosure complaint filed

	on 7/10/25.

8	303220008	RT	NY	01/08/25	11

7/31/2025- The loan transferred to Special Servicing on 1/8/2025 for maturity default. The loan matured on 1/1/2025. The Borrower has financing lined up and is working to the pay the Lender off in full in early August. The 2nd biggest tenant Big

Lot s (32,640/sf 19.48% of NRA) filed for bankruptcy in September of 2024 and as of November 2024 was no longer paying rent. Approximately 24,000/sf of this space is in the process of being leased to Ross Dress for Less. The subject property is a 167,686 Stop & Shop grocery anchored shopping center located in Poughkeepsie, New York, within Dutchess County. The property was built in 1972 and later renovated in 1995 and 2001. It is composed of seven buildings,

	which includes 24 tenant suites.

75	301741031	MF	OH	04/04/25	98

08/06/2025: $2.95MM loan secured by an 18-unit loft apartment building located in the University Circle neighborhood of Cleveland, OH. Loan transferred to Special Servicing due to maturity default. At transfer, borrower stated loan would be repaid in -full by May 30, 2025. Borrower was unable to complete the refinance. Borrower has been formally noticed of default. They are communicative, have provided updated financial statements, and are assisting with appraisal and

	inspection. Borrower is reportedly negotiating with potential buyer. Counsel is finalizing documents filing for receiver and proceeding with receiver sale.

79	410926223	RT	OH	12/10/24	13

08/04/2025 - Loan transferred to Special Servicer 12/10/2024 due to Maturity Default. The loan is collateralized by a single tenant NNN property located in Columbus, OH. and currently being operated by Walgreens. The loan transferred with the collateral under contract for sale however, the initial borrower call with listing broker revealed the buyer's lender requires additional review to close the financing. Demand has been made for the borrower to comply with their cash management provisions and fund prior excess cash that should be held by lender in the approx. amount $147K prior to commencing negotiations. Borrower was provided a 02/28/2025 drop dead date to submit the excess cash (completed)

however they have not complied with the implementation of the cash management provisions. Receivership pleadings were completed and the Borrower stipulated to the receivership order as well with the court signing the order 05/13/2025.

After the receiver gained control of the property, an exclusive listing agreement was executed with a Broker to market the property for sale. After reviewing the Broker's analysis, a traditional marketing process was identified to maximize return and the first bids are due 09/12/2025. Per Counsel - there are no ordinances in Columbus, OH which require the registration of a vacant commercial building. However, there are general nuisance requirements imposed on building

	owners to ensure vacant buildings are secured (locked doors/windows to prevent

87	301741030	MF	OH	04/04/25	13

08/06/2025: $1.62MM loan secured by a 10 unit loft apartment building located in the University Circle neighborhood of Cleveland, OH. Loan transferred to Special Servicing due to maturity default. .At transfer, borrower stated loan would be repaid in -full by May 30, 2025. Borrower was unable to complete the refinance. They are communicative, have provided updated financial statements, and are assisting with appraisal and inspection. Borrower is reportedly negotiating with

	potential buyer. Counsel is finalizing documents filing for receiver and proceeding with receiver sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	303220009	24,664,599.38	4.99000%	24,664,599.38	4.99000%	10	06/25/20	07/01/20	08/11/20
9	303220009	0.00	4.99000%	0.00	4.99000%	10	08/11/20	07/01/20	06/25/20
11	790925027	19,876,990.90	4.48000%	19,839,988.85	4.48000%	10	08/25/20	07/11/20	09/11/20
11	790925027	0.00	4.48000%	0.00	4.48000%	10	09/11/20	07/11/20	08/25/20
27	310926803	11,307,599.83	4.25000%	11,287,851.33	4.25000%	10	08/31/20	06/11/20	09/11/20
27	310926803	0.00	4.25000%	0.00	4.25000%	10	09/11/20	06/11/20	08/31/20
72	416000174	3,137,675.74	4.55000%	3,137,675.74	4.55000%	10	07/28/20	07/01/20	08/11/20
72	416000174	0.00	4.55000%	0.00	4.55000%	10	08/11/20	07/01/20	07/28/20
Totals		58,986,865.85		58,930,115.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	301741023	02/16/24	28,646,178.69	44,800,000.00	51,279,860.71	22,633,682.01	51,279,860.71	28,646,178.70	(0.01)	0.00	(224,841.37)	224,841.36	0.68%
31	300571235	04/17/25	9,094,877.31	14,570,000.00	9,434,665.17	268,754.82	9,434,665.17	9,165,910.35	0.00	0.00	0.00	0.00	0.00%
33	301741033	04/17/23	9,014,752.45	11,350,000.00	7,663,737.16	4,704,032.39	7,663,737.16	2,959,704.77	6,055,047.68	0.00	0.00	6,055,047.68	59.95%
42	300571220	03/17/25	7,410,342.56	13,110,000.00	7,683,608.00	273,265.44	7,683,608.00	7,410,342.56	0.00	0.00	0.00	0.00	0.00%
47	301741025	04/17/25	5,365,728.66	11,750,000.00	5,607,723.54	205,542.49	5,607,723.54	5,402,181.05	0.00	0.00	0.00	0.00	0.00%
50	300571221	03/17/25	5,568,687.82	9,610,000.00	5,772,481.05	203,793.23	5,772,481.05	5,568,687.82	0.00	0.00	0.00	0.00	0.00%
57	300571214	03/17/25	4,532,343.41	7,560,000.00	4,690,801.75	158,458.34	4,690,801.75	4,532,343.41	0.00	0.00	0.00	0.00	0.00%
68	416000175	07/17/25	3,218,002.66	6,900,000.00	3,743,283.02	294,059.75	3,743,283.02	3,449,223.27	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			72,850,913.56	119,650,000.00	95,876,160.40	28,741,588.47	95,876,160.40	67,134,571.93	6,055,047.67	0.00	(224,841.37)	6,279,889.04

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/25	860,529.82	0.00	0.00	0.00	0.00	860,529.82	0.00	0.00	65,743,923.31
		04/17/25	12,918,853.95	0.00	0.00	0.00	0.00	12,918,853.95	0.00	0.00
		03/17/25	16,286,425.62	0.00	0.00	0.00	0.00	16,286,425.62	0.00	0.00
		02/18/25	35,678,113.92	0.00	0.00	0.00	0.00	35,678,113.92	0.00	0.00
5	301741023	07/17/25	0.00	0.00	224,841.36	0.00	0.00	20,577.92	0.00	0.00	224,841.36
		02/18/25	0.00	0.00	204,263.44	0.00	0.00	1,000.00	0.00	0.00
		01/17/25	0.00	0.00	203,263.44	0.00	0.00	45,918.24	0.00	0.00
		11/18/24	0.00	0.00	157,345.20	0.00	0.00	108.00	0.00	0.00
		09/17/24	0.00	0.00	157,237.20	0.00	0.00	157,021.21	0.00	0.00
		07/17/24	0.00	0.00	215.99	0.00	0.00	72.00	0.00	0.00
		06/17/24	0.00	0.00	143.99	0.00	0.00	36.00	0.00	0.00
		03/15/24	0.00	0.00	107.99	0.00	0.00	108.00	0.00	0.00
		02/16/24	0.00	0.00	(0.01)	0.00	0.00	(0.01)	0.00	0.00
31	300571235	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	301741033	04/17/23	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68
42	300571220	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	301741025	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	300571221	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	300571214	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	416000175	07/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			65,743,923.31	0.00	6,279,889.04	0.00	0.00	72,023,812.35	0.00	0.00	72,023,812.35

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,036.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,133.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	3,500.00	0.00	0.00	1,650.14	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,670.86	0.00	0.00	1,650.14	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,321.00

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27